Janus Henderson Global Equity Income Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson Global Equity Income Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 683
Expense Example, No Redemption, 3 Years	911
Expense Example, No Redemption, 5 Years	1,156
Expense Example, No Redemption, 10 Years	1,860
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	1,904
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	1,455
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	$ 1,155